Selected Statements of Income Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Statements of Income Data [Abstract]
Bank charges and interest from loans offset by interest from short term deposits	$ (1,124)	$ (199)	$ 64
Interest expenses related to liabilities in connection with acquisitions	(62)	(257)
Interest income from marketable securities, net of amortization of premium on marketable securities	284	240	231
Loss arising from foreign currency translation and other	(809)	(214)	(980)
Financial income(expenses), net	$ 1,711	$ 430	$ 685